IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs (Detail) - CAD ($) $ in Millions	Apr. 30, 2022	Oct. 31, 2021
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	$ 3,438	$ 3,721
Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	2,288
Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	667
Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	415
Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	68
Less than 1 month [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	146	414
Less than 1 month [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	78
Less than 1 month [member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	68
Later than one months and not later than three months [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	220	176
Later than one months and not later than three months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	219
Later than one months and not later than three months [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1
3 - 6 months [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	177	221
3 - 6 months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	175
3 - 6 months [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1
3 - 6 months [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1
6 - 9 months [Member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	199	320
6 - 9 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	197
6 - 9 months [Member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1
6 - 9 months [Member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1
9 - 12 months [Member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	243	185
9 - 12 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	232
9 - 12 months [Member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1
9 - 12 months [Member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	10
1 - 2 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	575	483
1 - 2 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	570
1 - 2 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	5
2 - 5 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	843	735
2 - 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	757
2 - 5 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	69
2 - 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	17
Over 5 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1,035	$ 1,187
Over 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	60
Over 5 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	589
Over 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	$ 386